Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Transactions And Balances With Related Parties
Schedule of balances with related parties

	December 31, 2018		December 31, 2017
	Key management personnel	Other related parties	Key management personnel	Other related parties
	USD in thousands		USD in thousands

Current Liabilities	$511	$629	$54	$92

Schedule of transactions with related parties
	Year ended December 31,
	2018	2017	2016
	USD in thousands

Research and development expenses (Note 22d.1)	$75	$-	$-

General and administrative expenses (Note 22d.5)	$769	$1	$51

Other expenses	$-	$-	$26

Schedule of benefits to key management personnel
	Year ended December 31,
	2018	2017	2016
	USD in thousands

Short-term benefits	$1,379	$1,043	$592

Share-based payment (Note 18)	$520	$312	$232